Risk Management - Summary of Company's Loans Considered Impaired (Detail) - Financial assets impaired loan [member] - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 239	$ 66
Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	170	7
Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	69	59
Gross Carrying Value [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	346	86
Gross Carrying Value [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	249	11
Gross Carrying Value [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	97	75
Allowances for losses [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	107	20
Allowances for losses [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	79	4
Allowances for losses [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 28	$ 16